LONG TERM DEBT (Details) - New Dragonfly $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) installment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 24, 2021 USD ($)
LONG TERM DEBT
Net proceeds from debt		$ 35,474
Gross proceeds from debt		45,000	$ 0
Deposits to certain reserve accounts		3,188		$ 3,188
Prepaid loan monitoring fee		60
Debt issuance costs		6,278	$ 0
Number of equal installments of principal to be paid | installment	24
Net balance of debt	$ 40,711	38,928
Unamortized debt discount		6,072
Series 2021-6 Notes
LONG TERM DEBT
Face amount of debt	45,000	45,000		45,000
Insured amount				$ 45,000
Net proceeds from debt	35,474
Gross proceeds from debt	45,000	45,000
Deposits to certain reserve accounts	3,188	3,188
Expenses withdrawn from gross proceeds	6,338	6,338
Prepaid policy premiums and related costs	4,725	4,725
Prepaid loan monitoring fee	60	$ 60
Debt issuance costs	$ 1,553
Interest per annum	5.50%	5.50%
Late fee	$ 50	$ 50
Default interest rate	5.00%	5.00%
Number of equal installments of principal to be paid		24
Periodic principal amount	$ 1,875	$ 1,875
Interest expense incurred	1,873	390
Amortization of the debt issuance costs	1,783	$ 77
Net balance of debt	40,712
Unamortized debt discount	$ 4,288